Share-based payments (Tables)	3 Months Ended
Mar. 31, 2023
Share-based payments
Schedule of share-based payments expenses

Three months ended March 31,

	2022	2023
	EUR k	EUR k
Research and development expenses	189	152
Selling and distribution expenses	67	41
General and administrative expenses	1,978	1,330
Other operating expenses	37	55
Total	2,273	1,578

Schedule for expense recognized for the equity-settled programs	Three months ended March 31,

Program	2022	2023
	EUR k	EUR k
LTIP Stock Options	1,824	975
RSU Supervisory Board	37	55
New VSOP	103	57
Prior VSOP	92	(51)
LTIP RSUs	216	542
Total	2,273	1,578